Note 8 - Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Servicing Liability at Amortized Cost [Table Text Block]
(Dollars in thousands)	201 9	2018
Mortgage servicing rights, net:
Balance, beginning of year	$1,855	1,724
Originations	1,097	682
Amortization	(780)	(551)
Balance, end of year	2,172	1,855
Fair value of mortgage servicing rights	$3,390	3,901

Summary of Risk Characteristics of Loans Being Serviced [Table Text Block]
(Dollars in thousands)	Loan Principal Balance	Weighted Average Interest Rate	Weighted Average Remaining Term (months)	Number of Loans
Original term:
30 year fixed rate	$333,300	4.10%	309	2,445
15 year fixed rate	93,869	3.21	131	940
Adjustable rate	45	4.63	257	2

Schedule of Finite-Lived Intangible Assets [Table Text Block]
	Gross		Unamortized
	Carrying	Accumulated	Intangible
(Dollars in thousands)	Amount	Amortization	Assets
December 31, 20 1 9
Mortgage servicing rights	$4,968	(2,796)	2,172
Core deposit intangible s	574	(418)	156
Goodwill	802	0	802
Total	$6,344	(3,214)	3,130

December 31, 2018
Mortgage servicing rights	$4,526	(2,671)	1,855
Core deposit intangibles	574	(319)	255
Goodwill	802	0	802
Total	$5,902	(2,990)	2,912

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]
(Dollars in thousands)	Mortgage Servicing Rights	Core Deposit Intangible	Total Amortizing Intangible Assets
Year ended December 31,
2020	$505	99	604
2021	455	47	502
2022	402	10	412
2023	330	0	330
2024	251	0	251
Thereafter	229	0	229
	$2,172	156	2,328